Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and due from banks	$ 19,571		$ 19,919		$ 21,860	$ 19,440
Federal funds sold, securities purchased under resale agreements and other short-term investments	258,429		213,793
Held-to-maturity, at cost (fair value $56,359 and $12,247)	55,483		12,346
Mortgages held for sale	19,536	[1]	16,763	[1]
Loans held for sale	722	[1]	133	[1]
Loans	862,551	[1],[2]	822,286	[1],[2]	798,351	769,631	757,267
Nonmarketable equity investments (cost method)	7,033		6,978
Financial liabilities
Deposits	1,168,310		1,079,177
Short-term borrowings	63,518		53,883		57,175
Long-term debt	183,943		152,998
Carrying amount [Member]
Financial assets
Cash and due from banks	19,571		19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments	258,429		213,793
Held-to-maturity, at cost (fair value $56,359 and $12,247)	55,483		12,346
Mortgages held for sale	3,971		2,884
Loans held for sale	721		132
Loans	832,671		789,513
Nonmarketable equity investments (cost method)	7,033		6,978
Financial liabilities
Deposits	1,168,310		1,079,177
Short-term borrowings	63,518		53,883
Long-term debt	183,934		152,987
Estimated fair value [Member]
Financial assets
Cash and due from banks	19,571		19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments	258,429		213,793
Held-to-maturity, at cost (fair value $56,359 and $12,247)	56,359		12,247
Mortgages held for sale	3,973		2,902
Loans held for sale	739		136
Loans	844,838		794,564
Nonmarketable equity investments (cost method)	8,377		8,635
Financial liabilities
Deposits	1,168,411		1,079,527
Short-term borrowings	63,518		53,883
Long-term debt	185,475		155,863
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks	19,571		19,919
Federal funds sold, securities purchased under resale agreements and other short-term investments	8,991		5,160
Held-to-maturity, at cost (fair value $56,359 and $12,247)	41,548		0
Mortgages held for sale	0		0
Loans held for sale	0		0
Loans	0		0
Nonmarketable equity investments (cost method)	0		0
Financial liabilities
Deposits	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Estimated fair value [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	249,438		208,633
Held-to-maturity, at cost (fair value $56,359 and $12,247)	9,021		6,205
Mortgages held for sale	2,875		2,009
Loans held for sale	739		136
Loans	60,052		58,350
Nonmarketable equity investments (cost method)	0		0
Financial liabilities
Deposits	1,132,845		1,037,448
Short-term borrowings	63,518		53,883
Long-term debt	174,996		144,984
Estimated fair value [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Cash and due from banks	0		0
Federal funds sold, securities purchased under resale agreements and other short-term investments	0		0
Held-to-maturity, at cost (fair value $56,359 and $12,247)	5,790		6,042
Mortgages held for sale	1,098		893
Loans held for sale	0		0
Loans	784,786		736,214
Nonmarketable equity investments (cost method)	8,377		8,635
Financial liabilities
Deposits	35,566		42,079
Short-term borrowings	0		0
Long-term debt	$ 10,479		$ 10,879

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Financial information for certain periods prior to 2014 was revised to reflect our determination that certain factoring arrangements did not qualify as loans. See Note 1 (Summary of Significant Accounting Policies) for more information.